Statements of Cash Flows (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income			$ (2,116,284)	$ 63,036	$ (57,181)	$ (380,797)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			544,821	36,422	65,895
(Increase) decrease in operating assets:
Accounts receivable, net			547,667	(194,386)	(208,416)	305,000
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses			826,149	90,337	53,673	2,991
Net cash provided by operating activities			(1,613,156)	(137,109)	(436,976)	(880,589)
Cash flows from investing activities:
Purchase of property and equipment			(2,405,999)	(492,812)	(546,470)
Net cash used in investing activities			(2,058,351)	(441,650)	(472,515)	(421,603)
Cash flows from financing activities:
Proceeds from notes payable			3,429,430		200,000	500,000
Payments on notes payable			(148,901)	(65,734)	(85,916)
Net cash used in financing activities			3,785,593	19,709	161,074	2,178,397
Net (decrease) increase in cash			114,086	(559,050)	(748,417)	876,205
Cash, beginning of period	$ 127,788	$ 876,205	127,788	876,205	876,205
Cash, end of period			241,874	317,155	127,788	876,205
Supplemental cash flow information:
Interest paid			102,092	22,056	27,151
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Cash flows from operating activities:
Net income	47,816	40,392			122,780	130,074
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,147	9,318			17,930	25,460
(Increase) decrease in operating assets:
Accounts receivable, net	(39,284)	(4,660)			(10,284)	9,125
Prepaid expenses and other assets		(298)			438	(717)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	34,104	865			(13,016)	(31,584)
Net cash provided by operating activities	50,783	45,617			117,848	132,358
Cash flows from investing activities:
Purchase of property and equipment						(8,997)
Net cash used in investing activities						(8,997)
Cash flows from financing activities:
Proceeds from notes payable						15,000
Payments on notes payable	(1,773)	(1,000)			(1,359)	(3,500)
Distributions to members	(75,355)	(74,303)			(121,717)	(109,287)
Net cash used in financing activities	(77,128)	(75,303)			(123,076)	(97,787)
Net (decrease) increase in cash	(26,345)	(29,686)			(5,228)	25,574
Cash, beginning of period	49,764	54,992	$ 49,764	$ 54,992	54,992	29,418
Cash, end of period	23,419	25,306			49,764	54,992
Supplemental cash flow information:
Interest paid	$ 3,272	$ 2,445			$ 4,929	$ 4,657